Right-of-Use Assets and Operating Lease Liabilities (Details)	Nov. 30, 2026	Nov. 30, 2025 HKD ($) ft²
Right-of-Use Assets and Operating Lease Liabilities [Line Items]
Lease office space (in Square Feet) | ft²		1,040
Lease term		2 years
Monthly rent (in Dollars) | $		$ 42,640
Weighted-average remaining lease terms		1 year 4 months 24 days
Weighted-average discount rate, percentage		3.125%
Forecast [Member]
Right-of-Use Assets and Operating Lease Liabilities [Line Items]
Weighted-average remaining lease terms	4 months 24 days